WASATCH FUNDS TRUST

Supplement dated August 2, 2013 to the

Prospectus dated January 31, 2013

Investor Class

Equity Funds

Wasatch Core Growth Fund® (WGROX)

Wasatch Emerging India Fund® (WAINX)

Wasatch Emerging Markets Select Fund™ (WAESX)

Wasatch Emerging Markets Small Cap Fund® (WAEMX)

Wasatch Frontier Emerging Small Countries Fund™ (WAFMX)

Wasatch Global Opportunities Fund® (WAGOX)

Wasatch Heritage Growth Fund® (WAHGX)

Wasatch International Growth Fund® (WAIGX)

Wasatch International Opportunities Fund® (WAIOX)

Wasatch Large Cap Value Fund® (FMIEX)

Wasatch Long/Short Fund® (FMLSX)

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Wasatch Small Cap Growth Fund® (WAAEX)

Wasatch Small Cap Value Fund® (WMCVX)

Wasatch Strategic Income Fund® (WASIX)

Wasatch Ultra Growth Fund® (WAMCX)

Wasatch World Innovators Fund® (WAGTX)

Bond Funds

Wasatch–1st Source Income Fund® (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

CHANGE IN PORTFOLIO MANAGERS

Effective August 19, 2013, the paragraph under the heading “Wasatch Large Cap Value Fund–Summary–Portfolio Management – Portfolio Managers” of the Prospectus on page 42 is deleted and replaced in its entirety with the following:

Portfolio Managers

David R. Powers, CFA	Ralph C. Shive, CFA
Lead Portfolio Manager	Portfolio Manager
Since 2013	Since 2008

Effective August 19, 2013, Michael L. Shinnick will no longer be a portfolio manager of the Wasatch Large Cap Value Fund.

Effective August 19, 2013, the portfolio manager chart with respect to the Wasatch Large Cap Value Fund under the heading “Wasatch Funds–Management–Portfolio Managers” of the Prospectus on page 91 is hereby deleted and replaced in its entirety with the following:

Name of Fund	Portfolio Manager(s)
Large Cap Value Fund	David R. Powers, CFA
Ralph C. Shive, CFA

Effective August 19, 2013, under the heading “Wasatch Funds – Management – Portfolio Managers” of the Prospectus on page 92, the biography for Michael L. Shinnick is hereby replaced in its entirety and the biography for David R. Powers is hereby added:

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David R. Powers, CFA, has been a lead portfolio manager for the Large Cap Value Fund since August 19, 2013. Mr. Powers has over 18 years of investment experience, most recently serving as a portfolio manager with Eagle Asset Management. Prior to joining Eagle, he worked as a portfolio manager with ING Investment Management, where he was responsible for the ING Large Cap Value Fund from 2007 through 2012. While at ING, Mr. Powers also worked as a senior sector analyst covering telecommunications, utilities, energy and materials. His experience includes several senior investment positions with Federated Investors from 2001 through 2007. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio. He holds a BS in accounting from Fairleigh Dickinson University and both an MS in accounting and MBA from Kent State University.

Michael L. Shinnick has been a lead portfolio manager for the Long/Short Fund since the Fund commenced operations in December 2008. Mr. Shinnick joined the Advisor at that time. He served as a portfolio manager for the Large Cap Value Fund from December 2008 to August 19, 2013. Mr. Shinnick was a portfolio manager of the 1st Source Monogram Long/Short Fund (the predecessor fund to the Wasatch Long/Short Fund) from its inception in August 2003 through December 2008. Mr. Shinnick served as a portfolio manager of 1st Source Corporation Investment Advisors, Inc. from May 2003 through December 2008. From 1994 to 2000, Mr. Shinnick was a principal and then a partner with Diamond Technology Partners, Inc., Chicago, Illinois, a global management consulting firm. From 2000 to 2001, Mr. Shinnick was an officer of Zurich Financial Services, Inc., New York, New York, in its Z-COSM venture group. From 2002 to May 2003, Mr. Shinnick was a private investor. Mr. Shinnick received a Bachelor of Arts from the University of Notre Dame.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WASATCH FUNDS TRUST

Supplement dated August 2, 2013 to the

Prospectus dated January 31, 2013

Institutional Class

Equity Funds

Wasatch Core Growth Fund®-Institutional Class shares (WIGRX)

Wasatch Emerging Markets Select Fund™-Institutional Class shares (WIESX)

Wasatch Large Cap Value Fund®-Institutional Class shares (WILCX)

Wasatch Small Cap Value Fund®-Institutional Class shares (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

CHANGE IN PORTFOLIO MANAGERS

Effective August 19, 2013, the paragraph under the heading “Wasatch Large Cap Value Fund – Summary – Portfolio Management – Portfolio Managers” of the Prospectus on page 11 is deleted and replaced in its entirety with the following:

Portfolio Managers

David R. Powers, CFA	Ralph C. Shive, CFA
Lead Portfolio Manager	Portfolio Manager
Since 2013	Since 2008

Effective August 19, 2013, Michael L. Shinnick will no longer be a portfolio manager of the Wasatch Large Cap Value Fund.

Effective August 19, 2013, the portfolio manager chart with respect to the Wasatch Large Cap Value Fund under the heading “Wasatch Funds – Management – Portfolio Managers” of the Prospectus on page 19 is deleted and replaced in its entirety with the following:

Name of Fund	Portfolio Manager(s)
Large Cap Value Fund	David R. Powers, CFA
Ralph C. Shive, CFA

Effective August 19, 2013, under the heading “Wasatch Funds – Management – Portfolio Managers” of the Prospectus on page 20, the biography for Michael L. Shinnick is hereby deleted in its entirety and the biography for David R. Powers is hereby added:

David R. Powers, CFA, has been a lead portfolio manager for the Large Cap Value Fund since August 19, 2013. Mr. Powers has over 18 years of investment experience, most recently serving as a portfolio manager with Eagle Asset Management. Prior to joining Eagle, he worked as a portfolio manager with ING Investment Management, where he was responsible for the ING Large Cap Value Fund from 2007 through 2012. While at ING, Mr. Powers also worked as a senior sector analyst covering telecommunications, utilities, energy and materials. His experience includes several senior investment positions with Federated Investors from 2001 through 2007. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio. He holds a BS in accounting from Fairleigh Dickinson University and both an MS in accounting and MBA from Kent State University.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WASATCH FUNDS TRUST

Supplement dated August 2, 2013 to the

Prospectus dated January 31, 2013

Investor Class

Equity Funds

Wasatch Core Growth Fund® (WGROX)

Wasatch Emerging India Fund® (WAINX)

Wasatch Emerging Markets Select Fund™ (WAESX)

Wasatch Emerging Markets Small Cap Fund® (WAEMX)

Wasatch Frontier Emerging Small Countries Fund™ (WAFMX)

Wasatch Global Opportunities Fund® (WAGOX)

Wasatch Heritage Growth Fund® (WAHGX)

Wasatch International Growth Fund® (WAIGX)

Wasatch International Opportunities Fund® (WAIOX)

Wasatch Large Cap Value Fund® (FMIEX)

Wasatch Long/Short Fund® (FMLSX)

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Wasatch Small Cap Growth Fund® (WAAEX)

Wasatch Small Cap Value Fund® (WMCVX)

Wasatch Strategic Income Fund® (WASIX)

Wasatch Ultra Growth Fund® (WAMCX)

Wasatch World Innovators Fund® (WAGTX)

Bond Funds

Wasatch–1st Source Income Fund® (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

CHANGE IN PORTFOLIO MANAGERS

Effective September 30, 2013, Ralph C. Shive will no longer be a portfolio manager of the Wasatch Large Cap Value Fund. Effective September 30, 2013, the reference to Mr. Shive in the paragraph under the heading “Wasatch Large Cap Value Fund–Summary–Portfolio Management – Portfolio Managers” of the Prospectus on page 42 is deleted.

Effective September 30, 2013, the reference to Mr. Shive in the portfolio manager chart with respect to the Wasatch Large Cap Value Fund under the heading “Wasatch Funds–Management–Portfolio Managers” of the Prospectus on page 91 is hereby deleted.

Effective September 30, 2013, under the heading “Wasatch Funds – Management – Portfolio Managers” of the Prospectus on page 92, the biography for Ralph C. Shive is hereby deleted in its entirety and replaced with the following:

Ralph C. Shive, CFA, has been a portfolio manager for the Long/Short Fund since this Fund commenced operations in December 2008. Mr. Shive was a portfolio manager for the Large Cap Value Fund from December 2008 through September 30, 2013. Mr. Shive joined the Advisor at that time. Mr. Shive was a portfolio manager of the 1st Source Monogram Income Equity Fund (the predecessor fund to the Wasatch Large Cap Value Fund) from September 1996 until December 2008. Mr. Shive served as Vice President and Chief Investment Officer of 1st Source from April 1998 through December 2008 and served as Investment Officer of 1st Source Bank from September 1989 through December 2008. Mr. Shive has worked as an analyst and portfolio manager for over 30 years after receiving his Bachelor of Arts from Southern Methodist University.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

1

WASATCH FUNDS TRUST

Supplement dated August 2, 2013 to the

Prospectus dated January 31, 2013

Institutional Class

Equity Funds

Wasatch Core Growth Fund®-Institutional Class shares (WIGRX)

Wasatch Emerging Markets Select Fund™-Institutional Class shares (WIESX)

Wasatch Large Cap Value Fund®-Institutional Class shares (WILCX)

Wasatch Small Cap Value Fund®-Institutional Class shares (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

CHANGE IN PORTFOLIO MANAGERS

Effective September 30, 2013, Ralph C. Shive will no longer be a portfolio manager of the Wasatch Large Cap Value Fund. As of September 30, 2013, all references to Mr. Shive in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WASATCH FUNDS TRUST

Supplement dated August 2, 2013 to the

Statement of Additional Information dated January 31, 2013

as amended and restated April 23, 2013

Investor Class

Equity Funds

Wasatch Core Growth Fund® (WGROX)	Wasatch Large Cap Value Fund® (FMIEX)
Wasatch Emerging India Fund® (WAINX)	Wasatch Long/Short Fund® (FMLSX)
Wasatch Emerging Markets Select Fund™ (WAESX)	Wasatch Micro Cap Fund® (WMICX)
Wasatch Emerging Markets Small Cap Fund® (WAEMX)	Wasatch Micro Cap Value Fund® (WAMVX)
Wasatch Frontier Emerging Small Countries Fund™	Wasatch Small Cap Growth Fund® (WAAEX)
(WAFMX)	Wasatch Small Cap Value Fund® (WMCVX)
Wasatch Global Opportunities Fund® (WAGOX)	Wasatch Strategic Income Fund® (WASIX)
Wasatch Heritage Growth Fund® (WAHGX)	Wasatch Ultra Growth Fund® (WAMCX)
Wasatch International Growth Fund® (WAIGX)	Wasatch World Innovators Fund® (WAGTX)
Wasatch International Opportunities Fund® (WAIOX)

Bond Funds

Wasatch–1st Source Income Fund® (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective August 19, 2013, Michael L. Shinnick will no longer be a portfolio manager of the Wasatch Large Cap Value Fund.

Effective September 30, 2013, Ralph C. Shive will no longer be a portfolio manager of the Wasatch Large Cap Value Fund.

The following supplements the table under the heading “Portfolio Managers” on page 53 of the Statement of Additional Information:

Accounts Managed by Portfolio Managers1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts		Other Accounts[3]

Portfolio Manager	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)

Wasatch Advisors, Inc.
David R. Powers	0	0	0	0	0	0

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

1

Other Accounts with Performance-Based Fees
Portfolio Manager	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.:
David R. Powers	0	0

The following supplements the table under the heading “Portfolio Managers-Portfolio Management Fund Ownership” beginning on page 56 of the Statement of Additional Information:

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund
David R. Powers[1]	Large Cap Value Fund	None

1.	Ownership information for Mr. Powers is as of July 31, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

2

WASATCH FUNDS TRUST

Supplement dated August 2, 2013 to the

Statement of Additional Information dated January 31, 2013

Institutional Class

Equity Funds

Wasatch Core Growth Fund®-Institutional Class shares (WIGRX)

Wasatch Emerging Markets Select Fund™-Institutional Class shares (WIESX)

Wasatch Large Cap Value Fund®-Institutional Class shares (WILCX)

Wasatch Small Cap Value Fund®-Institutional Class shares (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Institutional Class shares dated January 31, 2013. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective August 19, 2013, Michael L. Shinnick will no longer be a portfolio manager of the Wasatch Large Cap Value Fund. All references to Mr. Shinnick are hereby deleted in their entirety.

Effective September 30, 2013, Ralph C. Shive will no longer be a portfolio manager of the Wasatch Large Cap Value Fund.

The following supplements the table under the heading “Portfolio Managers” on page 42 of the Statement of Additional Information:

Accounts Managed by Portfolio Managers1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts		Other Accounts[3]

Portfolio Manager	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)

Wasatch Advisors, Inc.
David R. Powers	0	0	0	0	0	0

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

Other Accounts with Performance-Based Fees
Portfolio Manager	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.:
David R. Powers	0	0

The following supplements the table under the heading “Portfolio Managers – Portfolio Management Fund Team Ownership” on page 44 of the Statement of Additional Information:

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund
David R. Powers[1]	Large Cap Value Fund	None

1 Ownership information for Mr. Powers is as of July 31, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.